SOURCE CAPITAL, INC.

Portfolio of investments

March 31, 2023

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
SEMICONDUCTOR DEVICES — 5.0%
Analog Devices, Inc.	47,743	$9,415,874
Broadcom, Inc.	7,133	4,576,105
NXP Semiconductors NV (Netherlands)	16,423	3,062,479
		$17,054,458
INTERNET MEDIA — 3.8%
Alphabet, Inc. Class A(a)	36,630	$3,799,630
Alphabet, Inc. Class C(a)	27,790	2,890,160
Meta Platforms, Inc. Class A(a)	14,379	3,047,485
Naspers Ltd. N Shares (South Africa)	17,364	3,211,399
		$12,948,674
INDUSTRIAL DISTRIBUTION & RENTAL — 3.6%
Ferguson PLC (Britain)	21,507	$2,876,561
Howmet Aerospace, Inc.	57,973	2,456,316
LG Corp. (South Korea)	44,825	2,850,951
Safran SA (France)	28,560	4,229,097
		$12,412,925
CEMENT & AGGREGATES — 3.2%
HeidelbergCement AG (Germany)	27,367	$1,996,244
Holcim AG (Switzerland)(a)	142,002	9,141,393
		$11,137,637
CABLE & SATELLITE — 3.0%
Charter Communications, Inc. Class A(a)	5,983	$2,139,581
Comcast Corp. Class A	215,600	8,173,396
		$10,312,977
APPLICATION SOFTWARE — 2.3%
Activision Blizzard, Inc.	28,324	$2,424,251
Entain PLC (Isle of Man)	48,095	745,481
Epic Games, Inc.(a)(b)(c)(d)	4,347	1,278,018
Nexon Co. Ltd. (Japan)	59,772	1,420,303
Nintendo Co. Ltd. (Japan)	48,093	1,858,521
		$7,726,574
ELECTRICAL COMPONENTS — 2.2%
TE Connectivity Ltd. (Switzerland)	57,280	$7,512,272
		$7,512,272
P&C INSURANCE — 1.9%
American International Group, Inc.	129,280	$6,510,541
		$6,510,541
DIVERSIFIED BANKS — 1.7%
Citigroup, Inc.	108,650	$5,094,598
Gulfport Energy Corp.(a)	8,000	640,000
		$5,734,598

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Shares	Fair Value
COMMON STOCKS - Continued
CHEMICALS — 1.7%
International Flavors & Fragrances, Inc.	61,639	$5,668,322
		$5,668,322
INSURANCE BROKERS — 1.6%
Aon PLC Class A (Britain)	17,478	$5,510,639
		$5,510,639
INVESTMENT COMPANIES — 1.5%
Groupe Bruxelles Lambert NV (Belgium)	60,010	$5,108,846
		$5,108,846
BASE METALS — 1.3%
Glencore PLC (Switzerland)	788,595	$4,519,676
		$4,519,676
BANKS — 1.3%
Wells Fargo & Co.	120,510	$4,504,664
		$4,504,664
FOOD SERVICES — 1.1%
JDE Peet's NV (Netherlands)	122,940	$3,575,868
Just Eat Takeaway.com NV (Netherlands)(a)(e)	14,680	279,086
		$3,854,954
INTEGRATED UTILITIES — 0.9%
FirstEnergy Corp.	68,180	$2,731,291
PG&E Corp.(a)	16,358	264,509
		$2,995,800
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 0.8%
Cie Financiere Richemont SA Class A (Switzerland)	18,321	$2,921,508
		$2,921,508
MIDSTREAM — OIL & GAS — 0.8%
Kinder Morgan, Inc.	160,090	$2,803,176
		$2,803,176
E-COMMERCE DISCRETIONARY — 0.8%
Alibaba Group Holding Ltd. (China)(a)	28,187	$360,511
Amazon.com, Inc.(a)	20,600	2,127,774
Delivery Hero SE (Germany)(a)(e)	8,390	285,434
		$2,773,719

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Shares	Fair Value
COMMON STOCKS - Continued
HOTELS, RESTAURANTS & LEISURE — 0.7%
Marriott International, Inc. Class A	13,962	$2,318,250
		$2,318,250
RAILROAD ROLLING STOCK — 0.7%
Westinghouse Air Brake Technologies Corp.	22,326	$2,256,266
		$2,256,266
BEVERAGES — 0.6%
Heineken Holding NV (Netherlands)	23,522	$2,156,837
		$2,156,837
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.5%
Samsung C&T Corp. (South Korea)	21,370	$1,776,114
		$1,776,114
AUTOMOTIVE RETAILERS — 0.4%
CarMax, Inc.(a)	23,348	$1,500,809
		$1,500,809
ENTERTAINMENT CONTENT — 0.3%
Netflix, Inc.(a)	3,128	$1,080,661
		$1,080,661
ENERGY — 0.3%
PHI Group, Inc., Restricted(a)(b)(c)(d)	84,452	$1,055,650
		$1,055,650
REAL ESTATE OWNERS & DEVELOPERS — 0.3%
Swire Pacific Ltd. Class A (Hong Kong)	124,345	$955,172
		$955,172
INDUSTRIALS — 0.2%
Uber Technologies, Inc.(a)	26,570	$842,269
		$842,269
HEALTH CARE SERVICES — 0.2%
ICON PLC (Ireland)(a)	3,606	$770,206
		$770,206
OIL & GAS SERVICES & EQUIPMENT — 0.2%
McDermott International Ltd.(a)	1,611,738	$547,991
		$547,991

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Shares	Fair Value
COMMON STOCKS - Continued
RETAILING — 0.1%
Copper Earn Out Trust(a)(b)(c)(d)	2,141	$9,099
Copper Property CTL Pass Through Trust(b)	16,058	178,244
		$187,343
FINANCIALS — 0.0%
Pershing Square Tontine Holdings Ltd.(a)(c)(d)	14,610	$—
		$—
TOTAL COMMON STOCKS — 43.0% (Cost $113,745,623)		$147,459,528

SPECIAL PURPOSE ACQUISITION COMPANIES(a)
African Gold Acquisition Corp.	10,037	$100
Alpha Partners Technology Merger Corp.	3,087	31,580
Apollo Strategic Growth Capital II	15,782	161,765
Ares Acquisition Corp. A Shares	7,542	6,637
Atlantic Coastal Acquisition Corp.	31,363	1,320
Atlantic Coastal Acquisition Corp. II	11,954	571
Atlantic Coastal Acquisition Corp. II Class A	23,909	248,414
BigBear.ai Holdings, Inc.	20,278	5,475
Biote Corp.	139	58
BurTech Acquisition Corp.	94,574	3,896
C5 Acquisition Corp.	9,146	366
C5 Acquisition Corp. Class A	18,292	190,968
Churchill Capital Corp. VII	9,384	1,150
Churchill Capital Corp. VII Class A	46,921	475,779
DHC Acquisition Corp.	13,186	462
Digital Transformation Opportunities Corp.	1,374	69
Disruptive Acquisition Corp. I A Shares	26,146	2,092
ECARX Holdings, Inc. (Cayman Islands)	12,721	1,908
Flame Acquisition Corp.	39,217	22,354
Forest Road Acquisition Corp. II A Shares	18,940	3,760
Fusion Acquisition Corp. II A Shares	4,407	50
Global Partner Acquisition Corp. II	4,908	688
Golden Arrow Merger Corp.	26,146	1,313
GSR II Meteora Acquisition Corp. Class A	66	334
Heliogen, Inc.	7,538	262
InterPrivate IV InfraTech Partners, Inc.	13,128	1,182
Landcadia Holdings IV, Inc.	23,622	3,886
MariaDB PLC (Ireland)	24,015	5,824
Metals Acquisition Corp. (Cayman Islands)	13,756	10,042
Metals Acquisition Corp. Class A (Cayman Islands)	41,269	421,769
NioCorp Developments Ltd. (Canada)	16,476	10,932
Northern Star Investment Corp. III	6,999	350
Northern Star Investment Corp. IV	5,407	195
Northern Star Investment Corp. IV Class A	32,445	326,721
Plum Acquisition Corp. I	14,795	2,811

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - Continued
PowerUp Acquisition Corp. (Cayman Islands)	3,497	$36,649
Prenetics Global Ltd. (Cayman Islands)	815	60
Ross Acquisition Corp. II	5,878	1,540
Slam Corp.	13,618	3,132
Stratim Cloud Acquisition Corp.	17,072	3,073
Swvl Holdings Corp.	2,126	44
Tio Tech A Class A (Germany)	22,561	230,122
TLG Acquisition One Corp. Class A	31,567	979
Twelve Seas Investment Co. II	25,079	1,246
Virgin Orbit Holdings, Inc.	7,210	340
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES — 0.7% (Cost $2,230,892)		$2,222,268

LIMITED PARTNERSHIPS
Blue Torch Credit Opportunities Fund II LP (Private Credit)(b)(j)	55,000	$4,794,670
Clover Private Credit Opportunities LP (Private Credit)(b)(j)	60,000	4,334,844
HIG WhiteHorse Direct Lending 2020 LP (Private Credit)(b)(j)	55,000	3,040,004
Metropolitan Partners Fund VII LP (Private Credit)(b)(j)	80,000	8,361,532
MSD Private Credit Opportunities Fund II LP (Private Credit)(b)(j)	80,000	3,955,762
MSD Real Estate Credit Opportunities Fund (Private Credit)(b)(j)	30,000	1,914,982
Nebari Natural Resources Credit Fund I LP (Private Credit)(b)(j)	55,000	4,441,263
Piney Lake Opportunities Fund LP (Private Credit)(b)(j)	30,000	3,025,572
Post Road Special Opportunity Fund II LP (Private Credit)(b)(j)	18,000	1,434,181
Silverpeak Credit Opportunities LP (Private Credit)(b)(j)	34,745	2,215,050
Silverpeak Special Situations (Private Credit)(b)(j)	48,500	3,327,028
TOTAL LIMITED PARTNERSHIPS — 11.9% (Cost $37,778,951)		$40,844,888

PREFERRED STOCKS
ENGINEERING SERVICES — 0.1%
McDermott International, Inc.(b)(c)(d)	711	$426,651
		$426,651
ENERGY — 0.0%
Gulfport Energy Corp.(c)(d)	21	$11,604
		$11,604
TOTAL PREFERRED STOCKS — 0.1% (Cost $20,240)		$438,255

CLOSED END FUND — 0.1%
Altaba Escrow(b)(c)(d) (Cost $0)	142,220	$331,373
		$331,373

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Shares or Principal Amount	Fair Value
WARRANTS
ENERGY — 0.0%
Cie Financiere Richemont SA 11/22/2023 (Switzerland)(a)	69,686	$87,588
		$87,588
MIDSTREAM - OIL & GAS — 0.0%
Windstream Holdings, Inc., 09/21/2055 (a)(b)(c)(d)	10,312	$51,560
		$51,560
TOTAL WARRANTS — 0.0% (Cost $316,230)		$139,148

BONDS & DEBENTURES
COMMERCIAL MORTGAGE-BACKED SECURITIES
NON-AGENCY — 0.4%
BX Commercial Mortgage Trust 2021-VOLT F, 1M USD LIBOR + 2.400% — 7.084% 9/15/2036(e)(g)	$1,311,000	$1,206,057
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4% (Cost $1,310,641)		$1,206,057

ASSET-BACKED SECURITIES — 14.4%
COLLATERALIZED LOAN OBLIGATION — 7.8%
ABPCI Direct Lending Fund CLO I LLC 2016-1A E2, 3M USD LIBOR + 8.730% — 13.538% 7/20/2033(e)(g)	$2,056,000	$1,898,687
ABPCI Direct Lending Fund CLO II LLC 2017-1A ER, 3M USD LIBOR + 7.600% — 12.408% 4/20/2032(e)(g)	2,942,000	2,632,163
Barings Middle Market CLO Ltd. 2021-IA D, 3M USD LIBOR + 8.650% — 13.458% 7/20/2033(e)(g)	1,040,000	956,600
BlackRock Maroon Bells CLO XI LLC 2022-1A E, 3M TSFR + 9.500% — 14.158% 10/15/2034(e)(g)	3,460,000	3,307,829
Fortress Credit Opportunities IX CLO Ltd. 2017-9A ER, 3M USD LIBOR + 8.060% — 12.852% 10/15/2033(e)(g)	5,186,000	4,634,018
Ivy Hill Middle Market Credit Fund XII Ltd. 12A DR, 3M USD LIBOR + 8.170% — 12.978% 7/20/2033(e)(g)	814,000	719,938
Ivy Hill Middle Market Credit Fund XVIII Ltd. 18A E, 3M USD LIBOR + 7.750% — 12.565% 4/22/2033(e)(g)	3,464,000	3,040,731
Ivy Hill Middle Market Credit Fund XX Ltd. 20A E, 3M TSFR + 10.000% — 15.232% 4/15/2035(e)(g)	2,380,000	2,286,278
Parliament CLO II Ltd. 2021-2A D, 3M USD LIBOR + 3.700% — 8.615% 8/20/2032(e)(g)	1,854,000	1,684,945
TCP Waterman CLO LLC 2017-1A ER, 3M USD LIBOR + 8.160% — 13.075% 8/20/2033(e)(g)	1,571,000	1,406,560
VCP CLO II Ltd. 2021-2A E, 3M USD LIBOR + 8.410% — 13.202% 4/15/2031(e)(g)	4,421,000	4,105,885
		$26,673,634
EQUIPMENT — 0.7%
Coinstar Funding LLC 2017-1A A2 — 5.216% 4/25/2047(e)	$2,887,820	$2,241,470

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Prop 2017-1A — 5.300% 3/15/2042(c)	$448,730	$385,908
		$2,627,378
OTHER — 5.9%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(e)	$350,000	$315,605
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A B — 4.935% 12/20/2030(e)	3,536,000	3,135,201
ABPCI Direct Lending Fund ABS II LLC 2022-2A C — 8.237% 3/1/2032(e)	3,387,000	2,605,697
Cologix Data Centers US Issuer LLC 2021-1A C — 5.990% 12/26/2051(e)	1,765,000	1,500,345
Diamond Infrastructure Funding LLC 2021-1A C — 3.475% 4/15/2049(e)	384,000	306,184
Diamond Issuer 2021-1A C — 3.787% 11/20/2051(e)	1,000,000	805,325
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(e)	105,640	98,336
Elm Trust 2020-4A B — 3.866% 10/20/2029(e)	1,165,472	1,054,905
Elm Trust 2020-3A B — 4.481% 8/20/2029(e)	263,032	233,786
Golub Capital Partners ABS Funding Ltd. 2021-1A B — 3.816% 4/20/2029(e)	1,444,000	1,283,745
Golub Capital Partners ABS Funding Ltd. 2021-2A B — 3.994% 10/19/2029(e)	3,377,000	2,873,356
Golub Capital Partners ABS Funding Ltd. 2020-1A B — 4.496% 1/22/2029(e)	1,620,000	1,519,918
Hotwire Funding LLC 2021-1 C — 4.459% 11/20/2051(e)	750,000	645,675
Legal Fee Funding LLC 2006-1A A — 8.000% 7/20/2036(c)(e)	60,264	60,264
Monroe Capital ABS Funding Ltd. 2021-1A B — 3.908% 4/22/2031(e)	872,000	808,455
TVEST LLC 2020-A A — 4.500% 7/15/2032(e)	34,535	34,289
VCP RRL ABS I Ltd. 2021-1A B — 2.848% 10/20/2031(e)	1,042,158	942,952
VCP RRL ABS I Ltd. 2021-1A C — 5.425% 10/20/2031(e)	2,195,264	1,984,922
		$20,208,960
TOTAL ASSET-BACKED SECURITIES — 14.4% (Cost $55,153,516)		$49,509,972

CORPORATE BONDS & NOTES
COMMUNICATIONS — 1.0%
Consolidated Communications, Inc. — 6.500% 10/1/2028(e)	$1,272,000	$924,172
Frontier Communications Holdings LLC — 5.875% 10/15/2027(e)	453,000	412,932
Upwork, Inc. — 0.250% 8/15/2026	2,500,000	1,958,492
		$3,295,596
CONSUMER, CYCLICAL — 0.8%
Air Canada Pass-Through Trust 2020-1C — 10.500% 7/15/2026(e)	$2,643,000	$2,811,056
		$2,811,056
CONSUMER, NON-CYCLICAL — 0.3%
Cimpress PLC — 7.000% 6/15/2026	$381,000	$310,153
Herbalife Nutrition Ltd./HLF Financing, Inc. — 7.875% 9/1/2025(e)	869,000	812,515
		$1,122,668
ENERGY — 2.8%
Gulfport Energy Corp. — 6.000% 10/15/2024	$337,000	$212
Gulfport Energy Corp. — 6.375% 5/15/2025	162,000	102
Gulfport Energy Corp. — 6.375% 1/15/2026	169,000	106
Gulfport Energy Corp. — 6.625% 5/1/2023	171,000	108
Gulfport Energy Corp. — 8.000% 5/17/2026	10,975	10,838

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Tidewater, Inc. — 8.500% 11/16/2026	$9,600,000	$9,708,000
		$9,719,366
FINANCIAL — 2.4%
Midcap Financial Issuer Trust — 6.500% 5/1/2028(e)	$3,466,000	$2,937,435
OWL Rock Core Income Corp. — 4.700% 2/8/2027	1,970,000	1,782,162
OWL Rock Core Income Corp. — 7.750% 9/16/2027(e)	2,243,000	2,196,577
Vornado Realty LP — 2.150% 6/1/2026	250,000	198,074
Vornado Realty LP — 3.500% 1/15/2025	1,000,000	900,892
		$8,015,140
TECHNOLOGY — 1.0%
Hlend Senior Notes — 8.170% 3/15/2028(b)(c)(d)	$3,500,000	$3,500,000
		$3,500,000
TOTAL CORPORATE BONDS & NOTES — 8.3% (Cost $29,340,457)		$28,463,826

CORPORATE BANK DEBT
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 3.250% — 7.885% 12/20/2029(b)(g)(h)	$1,226,000	$1,127,920
Asurion LLC, 1M USD LIBOR + 3.000% — 7.840% 11/3/2024(b)(g)(h)	1,576,125	1,572,185
Axiom Global, Inc., 1M USD LIBOR + 5.500% — 9.459% 10/1/2026(b)(g)(h)	1,731,160	1,657,586
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M SOFR + 4.750% — 9.657% 11/12/2027(b)(f)(g)(h)	150,587	142,869
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M SOFR + 4.750% — 9.657% 11/12/2027(b)(g)(h)	2,175,915	2,088,878
Centric Commercial Finance Ltd., 1M SOFR + 6.000% — 7.042% 9/30/2026(b)(c)(d)(f)(g)(h)	43,000	2,042,500
Cimpress Public Ltd., 1M USD LIBOR + 3.500% — 8.340% 5/17/2028(b)(g)(h)	991,343	941,775
Cornerstone OnDemand, Inc., 1M USD LIBOR + 3.750% — 8.590% 10/16/2028(b)(g)(h)	73,628	66,910
Emerald Topco, Inc., 1M SOFR + 3.500% — 8.468% 7/24/2026(b)(g)(h)	1,153,089	1,075,256
Farfetch U.S. Holdings, Inc., 3M SOFR + 6.250% — 10.889% 10/20/2027(b)(g)(h)	2,417,940	2,227,648
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 8.625% 5/1/2028(b)(g)(h)	1,243,620	1,178,330
GHX Ultimate Parent Corp., 3M USD LIBOR + 3.250% — 8.090% 6/28/2024(b)(g)(h)	1,723,435	1,701,892
Heartland Dental LLC, 1M USD LIBOR + 3.750% — 8.840% 4/30/2025(b)(g)(h)	1,737,094	1,631,427
JC Penney Corp., Inc., 1M USD LIBOR + 9.500% — 9.500% 6/23/2023(b)(g)(h)	471,317	47
Lealand Finance Company B.V. Super Senior Exit LC — 5.250% 6/30/2024(b)(f)(h)	7,365,000	(1,436,175)
Light Commercial Funding LP, 1M SOFR + 6.000% — 7.042% 10/31/2026(b)(c)(d)(f)(g)(h)	14,800	1,286,778
McDermott LC, 1M USD LIBOR + 4.000% — 8.754% 12/31/2025(b)(c)(d)(f)(g)(h)	302,560	342,354
McDermott Senior Exit LC — 3.000% 6/30/2024(b)(f)(h)	744,662	(335,098)
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 5.840% 6/30/2025(b)(g)(h)	1,227,915	810,424
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 7.840% 6/28/2024(b)(g)(h)	141,927	85,156
Packers Holdings LLC, 1M USD LIBOR + 3.250% — 8.093% 3/9/2028(b)(g)(h)	1,166,537	1,051,925
PetVet Care Centers LLC, 1M USD LIBOR + 3.500% — 8.340% 2/14/2025(b)(g)(h)	643,990	620,645
Polaris Newco LLC, Term Loan B, 3M USD LIBOR + 4.000% — 9.159% 6/2/2028(b)(g)(h)	1,148,510	1,043,421

SOURCE CAPITAL, INC.

Portfolio of investments (Continued)

March 31, 2023

(Unaudited)

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Project Myrtle, 1M SOFR + 3.179% — 7.500% 6/15/2025(b)(c)(d)(f)(g)(h)	$3,000,000	$608,704
QBS Parent, Inc., 1M USD LIBOR + 4.250% — 9.090% 9/22/2025(b)(g)(h)	1,939,240	1,745,317
Vision Solutions, Inc., 3M USD LIBOR — 8.818% 4/24/2028(b)(g)(h)	73,626	64,331
WH Borrower LLC, Term Loan B, 3M USD LIBOR + 5.500% — 10.158% 2/15/2027(b)(g)(h)	1,158,248	1,123,500
Windstream Services LLC, 1M SOFR + 6.250% — 11.157% 9/21/2027(b)(g)(h)	253,741	$224,350
TOTAL CORPORATE BANK DEBT — 7.2% (Cost $28,740,025)		$24,690,855

CONVERTIBLE BONDS
COMMUNICATIONS — 2.5%
Delivery Hero SE (Germany) — 1.000% 4/30/2026	$3,500,000	$2,837,001
Delivery Hero SE (Germany) — 1.000% 1/23/2027	500,000	389,874
RealReal, Inc. — 3.000% 6/15/2025	2,000,000	1,213,000
Wayfair, Inc. — 0.625% 10/1/2025	5,078,000	3,695,612
Wayfair, Inc. — 1.000% 8/15/2026	122,000	80,503
Zillow Group, Inc. — 1.375% 9/1/2026	350,000	411,775
Zillow Group, Inc. — 2.750% 5/15/2025	48,000	49,056
TOTAL CONVERTIBLE BONDS — 2.5% (Cost $9,626,159)		$8,676,821
TOTAL BONDS & DEBENTURES — 32.8% (Cost $124,170,798)		$112,547,531
TOTAL INVESTMENT SECURITIES — 88.6% (Cost $278,262,734)		$303,982,991

SHORT-TERM INVESTMENTS — 11.4%
State Street Bank Repurchase Agreement — 1.440% 4/3/2023
(Dated 03/31/2023, repurchase price of $39,170,700, collateralized by $40,126,500 principal amount U.S. Treasury Notes — 3.875% 2025, fair value $39,949,381)(i)	$39,166,000	$39,166,000
TOTAL SHORT-TERM INVESTMENTS (Cost $39,166,000)		$39,166,000
TOTAL INVESTMENTS — 100.0% (Cost $317,428,734)		$343,148,991
Other Assets and Liabilities, net — (0.0)%		(39,680)
NET ASSETS — 100.0%		$343,109,311

(a)	Non-income producing security.
(b)	Restricted securities. These restricted securities constituted 21.10% of total net assets at March 31, 2023, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.
(c)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(d)	These securities have been valued in good faith under policies adopted by authority of the Board of Directors in accordance with the Fund's fair value procedures. These securities constituted 3.19% of total net assets at March 31, 2023.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(f)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(g)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2023. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	For corporate bank debt, the rate shown may represent a weighted average interest rate.
(i)	Security pledged as collateral.
(j)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES

March 31, 2023

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 3.250% — 7.885% 12/20/2029	01/05/2023	$1,132,518	$1,127,920	0.33%
Altaba Escrow	09/01/2021, 03/15/2022	—	331,373	0.10%
Asurion LLC, 1M USD LIBOR + 3.000% — 7.840% 11/3/2024	01/06/2021, 03/01/2021, 03/02/2021, 05/21/2021, 07/14/2021	1,575,417	1,572,185	0.46%
Axiom Global, Inc., 1M USD LIBOR + 5.500% — 9.459% 10/1/2026	11/18/2021, 11/19/2021	1,718,294	1,657,586	0.48%
Blue Torch Credit Opportunities Fund II LP (Private Credit)	02/16/2021	4,241,094	4,794,670	1.40%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M SOFR + 4.750% — 9.657% 11/12/2027	11/12/2020	150,089	142,869	0.04%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M SOFR + 4.750% — 9.657% 11/12/2027	11/12/2020	2,161,517	2,088,878	0.61%
Centric Commercial Finance Ltd., 1M SOFR + 6.000% — 7.042% 9/30/2026	10/03/2022	2,012,400	2,042,500	0.60%
Cimpress Public Ltd., 1M USD LIBOR + 3.500% — 8.340% 5/17/2028	04/30/2021	984,055	941,775	0.27%
Clover Private Credit Opportunities LP (Private Credit)	12/31/2021	4,321,090	4,334,844	1.26%
Copper Earn Out Trust	12/08/2020	—	9,099	0.00%
Copper Property CTL Pass Through Trust	10/05/2017, 10/06/2017, 10/11/2017, 11/19/2018, 11/27/2018, 06/08/2020, 07/10/2020	528,672	178,244	0.05%
Cornerstone OnDemand, Inc., 1M USD LIBOR + 3.750% — 8.590% 10/16/2028	12/07/2022	66,216	66,910	0.02%
Emerald Topco, Inc., 1M SOFR + 3.500% — 8.468% 7/24/2026	09/20/2021	1,147,556	1,075,256	0.31%
Epic Games, Inc.	06/25/2020	2,499,525	1,278,018	0.37%
Farfetch U.S. Holdings, Inc., 3M SOFR + 6.250% — 10.889% 10/20/2027	09/27/2022, 09/28/2022	2,274,725	2,227,648	0.65%
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 8.625% 5/1/2028	04/09/2021	1,234,454	1,178,330	0.34%
GHX Ultimate Parent Corp., 3M USD LIBOR + 3.250% — 8.090% 6/28/2024	05/20/2021, 07/23/2021, 08/17/2021	1,719,849	1,701,892	0.50%
Heartland Dental LLC, 1M USD LIBOR + 3.750% — 8.840% 4/30/2025	06/10/2021, 08/02/2021, 08/03/2021, 08/12/2021, 12/02/2021	1,732,049	1,631,427	0.48%
HIG WhiteHorse Direct Lending 2020 LP (Private Credit)	07/30/2021	3,207,369	3,040,004	0.89%
Hlend Senior Notes — 8.170% 3/15/2028	02/16/2023	3,500,000	3,500,000	1.02%
JC Penney Corp., Inc., 1M USD LIBOR + 9.500% — 9.500% 6/23/2023	02/03/2021	—	47	0.00%
Lealand Finance Company B.V. Super Senior Exit LC — 5.250% 6/30/2024	02/28/2020, 12/14/2020	(20,949)	(1,436,175)	(0.42)%
Light Commercial Funding LP, 1M SOFR + 6.000% — 7.042% 10/31/2026	02/28/2023	1,291,300	1,286,778	0.37%
McDermott International, Inc.	12/31/2020	—	426,651	0.12%

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES

(Continued)
March 31, 2023

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
McDermott LC, 1M USD LIBOR + 4.000% — 8.754% 12/31/2025	07/01/2020, 03/04/2021, 12/31/2021, 05/31/2022, 06/30/2022, 07/31/2022, 08/31/2022, 09/30/2022, 01/31/2022, 02/28/2022, 03/31/2022, 04/29/2022	$927,842	$342,354	0.10%
McDermott Senior Exit LC — 3.000% 6/30/2024	07/01/2020	(304,375)	(335,098)	(0.10)%
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 5.840% 6/30/2025	12/31/2021, 01/31/2022, 02/28/2022, 03/31/2022, 04/29/2022, 05/31/2022, 06/30/2022, 07/31/2022, 08/31/2022, 09/30/2022, 10/31/2022, 11/30/2022, 12/30/2022	2,068,708	810,424	0.24%
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 7.840% 6/28/2024	07/27/2020, 01/01/2022, 02/01/2022	141,924	85,156	0.02%
Metropolitan Partners Fund VII LP (Private Credit)	05/13/2021	7,616,000	8,361,532	2.44%
MSD Private Credit Opportunities Fund II LP (Private Credit)	03/08/2021	3,454,098	3,955,762	1.15%
MSD Real Estate Credit Opportunities Fund (Private Credit)	06/11/2020	1,573,361	1,914,982	0.56%
Nebari Natural Resources Credit Fund I LP (Private Credit)	08/18/2020, 10/05/2020	4,876,109	4,441,263	1.29%
Packers Holdings LLC, 1M USD LIBOR + 3.250% — 8.093% 3/9/2028	04/16/2021	1,162,314	1,051,925	0.31%
PetVet Care Centers LLC, 1M USD LIBOR + 3.500% — 8.340% 2/14/2025	11/22/2021	643,038	620,645	0.18%
PHI Group, Inc., Restricted	08/19/2019	690,707	1,055,650	0.31%
Piney Lake Opportunities Fund LP (Private Credit)	06/30/2021	2,676,101	3,025,572	0.88%
Polaris Newco, LLC Term Loan B, 3M USD LIBOR + 4.000% — 9.159% 6/2/2028	06/03/2021, 07/30/2021	1,145,695	1,043,421	0.30%
Post Road Special Opportunity Fund II LP (Private Credit)	01/26/2021	1,344,090	1,434,181	0.42%
Project Myrtle, 1M SOFR + 3.179% — 7.500% 6/15/2025	12/21/2022	582,011	608,704	0.18%
QBS Parent, Inc., 1M USD LIBOR + 4.250% — 9.090% 9/22/2025	04/13/2020	1,745,424	1,745,317	0.51%
Silverpeak Credit Opportunities LP (Private Credit)	06/07/2021	1,514,440	2,215,050	0.65%
Silverpeak Special Situations (Private Credit)	06/07/2021, 10/05/2021	2,955,199	3,327,028	0.97%
Vision Solutions, Inc., 3M USD LIBOR — 8.818% 4/24/2028	12/07/2022	61,014	64,331	0.02%
WH Borrower LLC, Term Loan B, 3M USD LIBOR + 5.500% — 10.158% 2/15/2027	02/10/2022, 04/12/2022	1,139,705	1,123,500	0.33%
Windstream Holdings, Inc. 9/21/2055	11/16/2020	316,230	51,560	0.02%

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES

(Continued)
March 31, 2023
(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Windstream Services LLC, 1M SOFR + 6.250% — 11.157% 09/21/2027	08/11/2020	$247,235	$224,350	0.07%
TOTAL RESTRICTED SECURITIES		$74,054,110	$72,366,338	21.10%

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS

March 31, 2023

(Unaudited)

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1. The investments in limited partnerships represent investments in private funds which are valued at their net asset value as a practical expedient. The net asset value of the limited partnerships has been estimated primarily based upon the pro-rata ownership of the fair value of the limited partnerships as reported by the management of the limited partnerships. Investments in private funds can never be redeemed. Instead, the nature of the investments in this category is that distributions are received through the liquidation of the underlying assets of the limited partnerships.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023

(Unaudited)

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of March 31, 2023:

Investments	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Common Stocks
Semiconductor Devices	$17,054,458	—	—	—	$17,054,458
Internet Media	12,948,674	—	—	—	12,948,674
Industrial Distribution & Rental	12,412,925	—	—	—	12,412,925
Cement & Aggregates	11,137,637	—	—	—	11,137,637
Cable & Satellite	10,312,977	—	—	—	10,312,977
Application Software	6,448,556	—	$1,278,018	—	7,726,574
Electrical Components	7,512,272	—	—	—	7,512,272
P&C Insurance	6,510,541	—	—	—	6,510,541
Diversified Banks	5,734,598	—	—	—	5,734,598
Chemicals	5,668,322	—	—	—	5,668,322
Insurance Brokers	5,510,639	—	—	—	5,510,639
Investment Companies	5,108,846	—	—	—	5,108,846
Base Metals	4,519,676	—	—	—	4,519,676
Banks	4,504,664	—	—	—	4,504,664
Food Services	3,854,954	—	—	—	3,854,954
Integrated Utilities	2,995,800	—	—	—	2,995,800
Apparel, Footwear & Accessory Design	2,921,508	—	—	—	2,921,508
Midstream - Oil & Gas	2,803,176	—	—	—	2,803,176
E-Commerce Discretionary	2,773,719	—	—	—	2,773,719
Hotels, Restaurants & Leisure	2,318,250	—	—	—	2,318,250
Railroad Rolling Stock	2,256,266	—	—	—	2,256,266
Beverages	2,156,837	—	—		2,156,837
Commercial & Residential Building Equipment & Systems	1,776,114	—	—	—	1,776,114
Automotive Retailers	1,500,809	—	—	—	1,500,809
Entertainment Content	1,080,661	—	—	—	1,080,661
Energy	—	—	1,055,650	—	1,055,650
Real Estate Owners & Developers	955,172	—	—	—	955,172
Industrials	842,269	—	—	—	842,269
Health Care Services	770,206	—	—	—	770,206
Oil & Gas Services & Equipment	547,991	—	—	—	547,991
Retailing	—	$178,244	9,099	—	187,343
Special Purpose Acquisition Companies	2,185,619	36,649	—	—	2,222,268
Limited Partnerships	—	—	—	$40,844,888	40,844,888

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023

(Unaudited)

Investments	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Preferred Stocks
Engineering Services	—	—	$426,651	—	$426,651
Energy	—	—	11,604	—	11,604
Closed End Fund	—	—	331,373	—	331,373
Warrants
Energy	$87,588	—	—	—	87,588
Midstream - Oil & Gas	—	—	51,560	—	51,560
Commercial Mortgage-Backed Securities
Non-Agency	—	$1,206,057	—	—	1,206,057
Asset-Backed Securities
Collateralized Loan Obligation	—	26,673,634	—	—	26,673,634
Equipment	—	2,241,470	385,908	—	2,627,378
Other	—	20,148,696	60,264	—	20,208,960
Corporate Bonds & Notes	—	24,963,826	3,500,000	—	28,463,826
Corporate Bank Debt	—	20,410,519	4,280,336	—	24,690,855
Convertible Bonds	—	8,676,821	—	—	8,676,821
Short-Term Investment	—	39,166,000	—	—	39,166,000
	$147,211,724	$143,701,916	$11,390,463	$40,844,888	$343,148,991

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2023:

Investments	Beginning Value at December 31, 2022	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at March 31, 2023	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2023
Common Stocks	$2,553,930	$(32,919)	—	—	$(178,244)	$2,342,767	$1,606
Special Purpose Acquisition Companies	784,380	14,711	—	$(799,091)	—	—	—
Preferred Stocks	437,151	1,139	—	(35)	—	438,255	1,104
Closed End Fund	526,214	38,400	—	(233,241)	—	331,373	(194,841)
Warrants Midstream – Oil & Gas	103,120	(51,560)	—	—	—	51,560	(51,560)

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023

(Unaudited)

Investments	Beginning Value at December 31, 2022	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at March 31, 2023	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2023
Asset-Backed Securities Equipment	$376,170	$14,225	—	$(4,487)	—	$385,908	$14,221
Asset-Backed Securities Other	99,484	—	—	(39,220)	—	60,264	1,580
Corporate Bonds & Notes	—	529	$3,500,000	—	$(529)	3,500,000	—
Corporate Bank Debt	4,504,009	(4,522)	1,480,000	(1,699,151)	—	4,280,336	(7,469)
	$9,384,458	$(19,997)	$4,980,000	$(2,775,225)	$(178,773)	$11,390,463	$(235,359)

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $178,773 out of Level 3 into Level 2. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2023:

Financial Assets	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average
Common Stock	$1,278,018	Most Recent Capitalization (Funding) (e)	Market Discount	$294.00	70%
	$1,055,650	Pricing Model (d)	Last Reported Trade	$12.50	$12.50
	$9,099	Pricing Model (b)	Quotes/Prices	$4.25	$4.25

Preferred Stock	$438,255	Pricing Model (b)	Quotes/Prices	$552.57 - $600.00	$598.74

Closed-End Fund	$331,373	Pricing Model (d)	Last Reported Trade	$2.33	$2.33

Rights/Warrants - Midstream Oil & Gas	$51,560	Pricing Model (b)	Quotes/Prices	$5.00	$5.00

Asset-Backed Securities - Equipment	$385,908	Third-Party Broker Quote (c)	Quotes/Prices	$86.00	$86.00
Asset-Backed Securities - Other	$60,264	Third-Party Broker Quote (c)	Quotes/Prices	$100.00	$100.00

Corporate Bonds & Notes - Technology	$3,500,000	Pricing Model (a)	Cost	$100.00	$100.00

Corporate Bank Debt	$342,354	Pricing Model (b)	Quotes/Prices	$55.00	$55.00
	$3,937,982	Pricing Model (a)	Cost	$96.94 - $100.00	$99.00

(a)	The fair value of the investment is based on the initial purchase price or more recent capital activity. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

(b)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(c)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security

(d)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.

(e)	The fair value of the investment is based on capital funding terms and discounted based on market trends. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

The following represents the impact on fair value measurements to changes in unobservable inputs:

	Increase in Inputs Impact on	Decrease in Inputs Impact on
Unobservable Inputs (a)	Valuation	Valuation
Discounted External Valuation	Decrease	Increase

(a) Unobservable Inputs from Quotes/Prices and Last Executed Trade were not included because the Fund does not develop the quantitative inputs and they are not readily available.